Omb Approval
						Omb Number:
						3235-0570

						Expires:
						September 30, 2007

						Estimated
						average burden
						hours per
						response: 19.4



		United States
      Securities and Exchange Commission
	     Washington, D.C. 20549

		   Form N-CSR

Certified Shareholder Report of Registered Management
	      Investment Companies

Investment Company Act file number: 811-05807

	      NAIC Growth Fund, Inc.
(Exact name of registrant as specified in charter)

711 West 13 Mile Road, Madison Heights, MI 48071
(Address of principal executive offices) (zip code)

           Kenneth S. Janke, President
             NAIC Growth Fund, Inc.
              711 W. 13 Mile Road
            Madison Heights, MI 48071
                (248) 583-6242
      (Name and address of agent for service)

Registrant's telephone number, including area code: (877) 275-6242

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005


Item 1. Reports to Stockholders


NAIC Growth Fund, Inc.

Semi-Annual Report
June 30, 2005

www.naicgrowthfund.com

Contents
Report to Shareowners	 			 2
Statement of Assets and Liabilities		 3
Statement of Operations		 		 4
Statements of Changes in Net Assets		 5
Financial Highlights		 		 6
Portfolio of Investments			 7
Notes to Financial Statements			10
2005 Annual Shareholders Meeting		14
Director Compensation				15
NAIC Growth Fund, Inc., Board of Directors	16
Shareowner Information				16


(1)


Report to Shareowners:
June 30, 2005

	The first half of 2005 was almost a continuation of the prior year with many outside events weighing on stock prices. Crude oil prices remained at high levels that seemed to have an effect on stocks in a negative manner whenever the cost went up. The bombings in Iraq seemed to intensify and interest rates were raised on a regular basis.
	In the past six months, the Dow Jones Industrial
Average has declined 4.7% and the Standard & Poor's 500 lost 1.7%. The Nasdaq was down 5.5%. The Net Asset Value for the Fund went from $9.63 to $9.52, a decrease of 2.2%. The
NAV has been adjusted for a 15% stock dividend that was paid on May 23, 2005. The board of directors declared the stock dividend with the thought that it would help increase liquidity of the stock traded on the Chicago Stock Exchange.
	During the period, the Fund sold 10,000 shares of Pentair resulting in long-term capital gain of more than $260,000. A position of 18,000 shares of Pentair was maintained. New positions were taken in four different companies with the purchase of 10,000 CIT Group, 14,000
Jack Henry & Associates, 10,000 Washington Mutual and
15,000 Wendy's International. The Fund also added to holdings in a number of other stocks. They included 2,000 Abbott Laboratories (16,000); 2,000 Avery Dennison (12,000); 1,000 Medtronic (12,000); 2,000 Polymedica (12,000); 2,000
Sigma Aldrich (7,000); 2,000 State Street (16,000) and 2,000
Teleflex (16,000).
	Of the 39 stocks held in the portfolio, 38 are dividend payers. During the past year, 35 companies have increased the dividend. With the outlook for earnings remaining positive for the vast majority of the companies held by the Fund, we look forward to continuing progress to be made.


Thomas E. O'Hara			Kenneth S. Janke
Chairman		                President


(2)



NAIC Growth Fund, Inc.
Statement of Assets and Liabilities
As of June 30, 2005 (unaudited)

ASSETS

Investment securities
   -at market value (cost $14,309,393)		$25,769,090
Short-term investments
   -at amortized cost			            598,355
Cash and cash equivalents			    205,375
Dividends & interest receivable 		     45,358
Prepaid insurance		  	              4,023
Prepaid fees		  	                      2,167

						 26,624,368
LIABILITIES

Accrued expenses		       41,585
Accounts payable		            -
Advisor fees payable	             	    -
					       	     41,585


TOTAL NET ASSETS			        $26,582,783


SHAREOWNERS' EQUITY

 Common Stock-par value $0.001 per share;
   authorized 50,000,000 shares,
      outstanding 2,792,336 shares		$     2,794
Additional Paid-in Capital		         14,783,011
Undistributed net investment income		     75,843
Undistributed net realized gain on investments	    261,438
Unrealized appreciation of investments		 11,459,697


SHAREOWNERS' EQUITY			        $26,582,783

NET ASSET VALUE PER SHARE			$      9.52

See notes to financial statements

(3)


NAIC Growth Fund, Inc.
Statement of Operations
For the Period Ended June 30, 2005 (unaudited)

INVESTMENT INCOME

     Interest	                                 $  18,377
     Dividends		                           255,576

		                                   273,953
EXPENSES

     Advisory fees			101,347
     Legal fees			         35,000
     Insurance 				 12,070
     Transfer agent		         11,797
     Audit fees				  9,450
     Directors' fees & expenses		  6,525
     Other fees & expenses	          6,500
     Printing				  6,000
     Custodian fees		          6,000
     Mailing & postage		          5,000
     Expense reimbursement	          2,437
     Annual shareowners' meeting          1,750

     Total Expenses				  203,876

          Net investment income			   70,077

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS

     Realized gain on investments:
        Proceeds from sale of
         investment securities	        437,718
        Cost of investment
         securities sold	        176,280

          Net realized gain on investments	  261,438

     Unrealized appreciation of investments:
        Unrealized appreciation
         at beginning of year	     12,087,985
        Unrealized appreciation
         at end of period	     11,459,697
          Net change in unrealized
           appreciation on investments	         (628,288)
              Net realized and unrealized
               loss on investments	         (366,850)

NET DECREASE FROM OPERATIONS	       $	 (296,773)

See notes to financial statements


(4)


NAIC Growth Fund, Inc.
Statements of Changes in Net Assets
				   six months ended
				     June 30, 2005	 year ended
				      (unaudited)     December 31, 2004
FROM OPERATIONS:

Net investment income		    $    70,077	       $    29,364
Net realized gain on investments	261,438            455,020
Net change in unrealized
  appreciation on investments	       (628,288)         1,740,954
        Net increase/(decrease) from
          operations	               (296,773)	 2,225,338

DISTRIBUTIONS TO STOCKHOLDERS FROM:

Net investment income			      -		    19,792
Net realized gain from investment
  transactions	                              -  	   455,020
        Total distributions	              -		   474,812

FROM CAPITAL STOCK TRANSACTIONS:

Dividend reinvestment	                      -		   419,422
Cash purchases	                          6,694		   201,717

          Net increase from capital
           stock transactions	          6,694	           621,139

               Net increase/(decrease)
                in net assets	       (290,079)         2,371,665

TOTAL NET ASSETS:

Beginning of year	            $26,872,862	       $24,501,197

End of period (including
  undistributed net investment
  income of $70,077 and $5,766,
  respectively)                     $26,582,783	       $26,872,862

Shares:
Shares issued to common stockholders
  under the dividend
  reinvestment plan, cash
  purchase plan, and
  follow-on offering	                364,830		    59,054

Shares at beginning of year	      2,427,506		 2,368,452


Shares at end of period	              2,792,336		 2,427,506


See notes to financial statements

(5)


NAIC Growth Fund, Inc.
  Financial Highlights (a)
                           six months ended
                             June 30, 2005      years ended December 31,
                              (unaudited)  2004   2003   2002    2001   2000


Net asset value at
  beginning of year		  $9.63	   $8.99  $7.90  $9.63  $10.40  $9.76

Net investment income               .03      .01    .01    .02     .03    .08
  Net realized and unrealized
   gain (loss) on investments      (.14)     .81   1.39  (1.28)   (.22)  1.89
Total from investment operations   (.11)     .82   1.40  (1.26)   (.19)  1.97

Distribution from:
  Net investment income               -     (.01)  (.01)  (.02)   (.03)  (.08)
  Realized gains		      -     (.17)  (.30)  (.45)   (.55) (1.25)
    Total distributions

Net asset value at end of
  period			  $9.52    $9.63  $8.99  $7.90   $9.63 $10.40

Per share market value,
  end of period
  last traded price (b)           $8.40    $7.83  $8.26  $8.65   $9.35  $9.13

Total Investment Return Annualized:
Based on market value
    1 year			 15.20%   (3.31%) (1.02%)  2.10%   3.70%  30.90%
    from inception                9.17%    8.97%   9.94%  10.86%  11.66%  12.57%
Based on net asset value
    1 year                       (2.19%)   9.26%  18.05% (13.81%) (1.59%) 27.27%
    from inception               10.08%   10.53%  10.63%  10.06%  12.42%  13.81%

Net Assets, end of
  year (000's)     $26,582.8  $26,872.9  $24,501.2 $20,555.3 $23,909.2 $23,927.8

Ratios to average net assets
    annualized:
Ratio of expenses to
    average net assets (c)        1.54%    1.80%   1.79%  1.61%   1.57%   1.25%
Ratio of net investment income
    to average net assets (c)     0.53%    0.11%   0.06%  0.17%   0.32%   0.74%
Portfolio turnover rate		  1.76%    6.53%  11.31% 11.19%   1.77%  10.61%
Average commission
  rate paid per share		 $0.076   $0.095  $0.125 $0.125  $0.125  $0.125

(a) All per share data for all periods has been restated to reflect the effect of a 15% stock dividend which was declared on august 18, 2000 and paid on September 29, 2000 to shareholders of record on Sept. 18, 2000 and a 15% stock dividend declared on April 21, 2005 and paid on May 23, 2005 to shareholders of record on May 13, 2005.
(b) If there was no sale on the valuation date, the bid price for each such date is shown.
(c) For the year ended 2000, the adviser voluntarily waived all or a portion of its fees. Had the adviser not done so in 2000, the ratio of expenses to average net assets would have been 1.44%, and the ratio of net investment income to average net assets would have been 0.55%, for that year.


(6)


NAIC Growth Fund, Inc.
Portfolio of Investments - June 30, 2005 (unaudited)

%     Common Stock       Shares       Cost      Market

4.5   Auto Replacement

O'Reilly Auto*		40,000	    $242,606   $1,193,200

Total					       $1,193,200

13.2  Banking

Citigroup		22,000	     368,635    1,017,060
Comerica, Inc.		10,000	     404,669	  578,000
Huntington Banc.	25,000	     238,023      603,500
JP Morgan Chase		15,000	     396,347      529,800
Synovus Financial	27,000	     317,651	  774,090

Total						3,502,450

2.5  Building Products

Johnson Controls	12,000	      96,895      675,960

Total						  675,960

3.2  Chemicals

RPM			25,000	     287,099      456,500
Sigma Aldrich		 7,000	     213,318      392,280

Total						  848,780

4.6  Consumer Products

Colgate-Palmolive	16,000       469,850      798,560
Newell Rubbermaid	18,000	     452,267	  429,120

Total					        1,227,680

3.1  Electric Equipment

General Electric	24,000	     441,341      831,600

Total	                                          831,600

1.7  Electronic

Diebold			10,000	     269,187      451,100

Total					          451,100

10.7  Ethical Drugs

Abbott Laboratories	16,000	     687,652      784,160
Johnson & Johnson	15,000       614,274      975,000
Merck & Co., Inc.	10,000	     359,350      308,000
Pfizer, Inc.		28,000	     606,755      772,240

Total						2,839,400

6.1  Financial Services

CIT Group		10,000       392,785      429,700
State Street Boston	16,000	     436,700	  772,000
Washington Mutual	10,000       403,500      406,900

Total                                           1,608,600

(7)


6.2  Food

COnAgra			18,000       351,815      416,880
Heinx, H.J.		16,000	     532,050      566,720
McCormick & Co.		20,000       223,975      653,600

Total                                           1,637,200

9.7  Hospital Supplies

Bioment Corp.		17,000       166,709      588,710
Medtronic		12,000	     595,869	  621,480
Polymedica		12,000	     346,237      427,920
Stryker Corp.		20,000	      95,500      951,200

Total                                           2,589,310

2.7  Industrial Services

Donaldson Co.		24,000       162,563      727,920

Total					          727,920

3.3  Insurance

AFLAC, Inc.		20,000       143,906      865,600

Total                                             865,600

1.0  Information Technology

Jack Henry & Associates	14,000	     249,848      256,340

Total						  256,340

2.4  Machinery

Emerson Electric	10,000       335,278      626,300

Total                                             626,300

8.7  Multi Industry

Carlisle		 9,000	     364,086      617,670
Pentair			18,000       280,288      770,580
Teleflex		16,000       545,608      949,920

Total			                        2,338,170

2.4  Office Supplies

Avery Dennison		12,000	     666,064      635,520

Total					          635,520

2.1  Realty Trust

First Industrial
  Realty Trust		14,000	     394,963      558,600

Total                                             558,600

2.7  Restaurant

Wendy's			15,000	     579,762      714,750

Total                                             714,750

3.4  Soft Drinks

PepsiCo			17,000	     433,218      916,810

Total					          916,810

(8)


2.7  Transportation

Sysco Corp.		20,000       142,750      723,800


96.9%  Investment
	Securities		 $14,309,393  $25,769,090


Short-term Investments

2.3    United States Treasury Bills,
	Maturing 7/28/2005			 $598,355

1.0     Misc. Cash Equivalents			  256,923
3.3%                                             $855,278

Total Investments                             $26,624,368

(0.2)   All other assets less liabilities         (41,585)

100%  TOTAL NET ASSETS                        $26,582,783


Summary of Investment Position
as % of Total Investments
6-30-2005

(Pie Graph)

Equities-Common Stock - 97%
Fixed Income, U.S.
  Treasury Bills      - 2.2%
Cash		      - 0.8%


Top Ten Holdings - NAIC Growth Fund, 6/30/05

                           Market               % of
Company	                   Value         Portfolio Investments

O'Reilly Auto*		$1,193,200		4.5

Citigroup		 1,017,060		3.8

Johnson & Johnson	   975,000		3.7

Stryker			   951,200              3.6

Teleflex		   949,920  		3.6

PepsiCo                    916,810		3.4

AFLAC                      856,600              3.3

General Electric           831,600		3.1

Colgate-Palmolive          798,560              3.0

Abbott Laboratories        784,160		2.9


*non-income producing security

See notes to financial statements

(9)


NAIC Growth Fund, Inc.
Notes to Financial Statements
(1)  ORGANIZATION
The NAIC Growth Fund, Inc. (the "Fund") was organized under Maryland law on April 11, 1989 as a diversified closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on July 2, 1990.

(2)  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Fund not otherwise set forth in the notes to financial statements:

Dividends and Distributions - Dividends from the Fund's net investment income and realized net long- and short-term capital gains will be declared and distributed at least annually.
Shareowners may elect to participate in the Dividend
Reinvestment and Cash Purchase Plan (see Note 4).

Investments - Investments in equity securities are stated at market value, which is determined based on quoted market prices or dealer quotes. If no such prices are available on the valuation date, the Board of Directors has determined the most recent market prices be used. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, the Fund utilizes the amortized cost method to determine the carrying value of short-term debt obligations. Under this method, investment securities are valued for both financial reporting and Federal tax purposes at amortized cost, which approximates fair value.
Any discount or premium is amortized from the date of
acquisition to maturity.   Investment security purchases and
sales are accounted for on a trade date basis. Interest income is accrued on a daily basis while dividends are included in income on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the united states requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes - The Fund intends to comply with the general qualification requirements of the Internal Revenue
Code applicable to regulated investment companies. The Fund intends to distribute at least 90% of its taxable income, including net long-term capital gains, to its shareowners. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

(10)



The following information is based upon Federal income tax cost of portfolio investments as of June 30, 2005:

	Gross unrealized appreciation          $ 11,534,194
	Gross unrealized depreciation		    (74,497)

    	     Net unrealized appreciation       $ 11,459,697

        Federal income tax cost	               $ 14,309,393

Expenses -The Fund's service contractors bear all expenses in connection with the performance of their services. The Fund bears all expenses incurred in connection with its operations including, but not limited to, management fees (as discussed in Note 3), legal and audit fees, taxes, insurance, shareowner reporting and other related costs. Such expenses will be charged to expense daily as a percentage of net assets. The Advisory Agreement provides that the Fund may not incur annual aggregate expenses in excess of two percent (2%) of the first Ten Million Dollars of the Fund's average net assets, one and one-half percent (1 1/2%) of the next Twenty Million
Dollars of the average net assets, and one percent (1%) of the remaining average net assets for any fiscal year. Any excess expenses shall be the responsibility of the Investment Adviser, and the pro rata portion of the estimated annual excess expenses will be offset against the Investment Adviser's monthly fee. The expenses of the follow-on offering are not considered an expense of the Fund for purposes of the expense limitations of the advisory agreement.

(3)  MANAGEMENT ARRANGEMENTS
Investment Adviser - Growth Fund Advisor, Inc., serves as the Fund's Investment Adviser subject to the Investment
Advisory Agreement, and is responsible for the management of the Fund's portfolio, subject to review by the board of directors of the Fund.For the services provided under the Investment Advisory Agreement, the Investment Adviser receives a monthly fee at an annual rate of three-quarters of one percent (0.75%) of the average weekly net asset value of the Fund, during the times when the average weekly net asset value is at least $3,800,000.
The Investment Adviser will not be entitled to any compensation for a week in which the average weekly net asset value falls below $3,800,000.

Custodian and Plan Agent -  Standard Federal Bank, NA
(SFB) serves as the Fund's custodian pursuant to the Custodian
Agreement.   As the Fund's custodian, SFB receives fees and
compensation of expenses for services provided including, but not limited to, an annual account charge, annual security fee, security transaction fee and statement of inventory

(11)



fee. American Stock Transfer and Trust Company serves as the Fund's transfer agentand dividend disbursing agent pursuant to
Transfer Agency and Dividend Disbursement Agreements.   American
Stock Transfer and Trust Company receives fees for services provided including, but not limited to, account maintenance fees, activity and transaction processing fees and reimbursement of out-of-pocket expenses such as forms and mailing costs.

(4)  DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
The Fund has a Dividend Reinvestment and Cash Purchase
Plan (the "Plan") which allows shareowners to reinvest dividends paid and make additional contributions. Under the Plan, cash dividends and voluntary cash payments will be invested in shares purchased in the open market. In the event the Plan agent is unable to complete its acquisition of shares to be purchased from additional contributions on the open market by the end of the twentieth (20th) day following the Investment Date, any remaining funds will be returned to the participants on a pro rata basis. The number of shares credited to each shareowner participant's account will be based upon the average purchase price for all shares purchased.

(5)  DISTRIBUTIONS TO SHAREOWNERS
A 15% stock dividend was declared on April 21, 2005 and paid on May 23, 2005 to shareholders of record on May 13, 2005.
No cash distributions were made this year to date.

The tax character of distributions paid during 2004 and 2003 was as follows:

                                    2004               2003

Distributions paid from:
	Ordinary income           $19,792	     $16,990
	Long-term capital gain    455,020	     806,949
				 $474,812           $823,939


As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income     $75,843
unrealized appreciation       $11,459,697

(12)


(6)  Investment transactions
Purchases and sales of securities, other than short-term securities for the period ended June 30, 2005, were $2,489,156 and $437,718, respectively.

(7)  FINANCIAL HIGHLIGHTS
The Financial Highlights present a per share analysis of how the Fund's net asset value has changed during the years presented. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. The Total Investment Return based on market value assumes that shareowners bought into the Fund at the bid price and sold out of the Fund at the bid price. In reality, shareowners buy into the Fund at the ask price and sell out of the Fund at the bid price. Therefore, actual returns may differ from the amounts stated.

(13)


2005 ANNUAL SHAREHOLDERS MEETING

The 2005 annual meeting of shareholders was held on April 21, 2005 for the following purposes:

1.  To elect a Board of eight (8) Directors;

2. To ratify or reject the selection of Plante & Moran, PLLC as independent auditors of the Fund for the calendar year ending
December 31, 2005.

The following Directors were elected for Proposal 1: Thomas O'Hara, Kenneth Janke, Lewis Rockwell, Carl Holth, Peggy Schmeltz,
Benedict Smith, James Lane, and Luke Sims.   For Proposal 2,
shareholders ratified the selection of Plante & Moran, PLLC as independent accountants of the Fund.


Tabulation Report

Proposal 1 - Election of Directors
                     For       Against      Abstain     Withheld
Thomas O'Hara     1,688,717				 95,397
Kenneth Janke     1,702,351	                         81,763
Lewis Rockwell    1,679,255			        104,859
Carl Holth	  1,703,527	                         80,587
Peggy Schmeltz    1,720,666	                         63,448
Benedict Smith	  1,717,101				 67,013
James Lane	  1,699,986	                         84,128
Luke Sims	  1,723,978	           	         60,136


Proposal 2 -
 Selection of
 Plante & Moran,
 PLLC             1,726,969     25,880      31,265

Total shares issued and outstanding on record date:  2,427,910

(14)



Compensation

The following table sets forth the aggregate compensation paid to all directors thru June 30, 2005. Directors who are affiliated with the Investment Adviser or the Investment Adviser's affiliates do not receive any compensation for service as a director. The
Chairman and President are not compensated by the Fund, except for reimbursement for out-of-pocket expenses relating to attendance at meetings and other operations of the Fund. No other officer of the Fund received compensation from the Fund in 2005 in excess of $60,000.

Directors Who Are Interested Persons of the Fund

Thomas E. O'Hara
Chairman and Director

Aggregate Compensation from Fund*
None

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from fund and Complex Paid to Directors**
None


Kenneth S. Janke
President, Treasurer and Director

Aggregate Compensation from Fund*
None

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from fund and Complex Paid to Directors**
None


Lewis A. Rockwell
Secretary and Director

Aggregate Compensation from Fund*
$475

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from fund and Complex Paid to Directors**
$475


Peggy Schmeltz
Director

Aggregate Compensation from Fund*
$475

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from fund and Complex Paid to Directors**
$475


Directors Who Are Not Interested Persons of the Fund

Carl A. Holth
Director

Aggregate Compensation from Fund*
$475

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from Fund and Complex Paid to Directors**
$475

James M. Lane
Director

Aggregate Compensation from Fund*
$475

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from Fund and Complex Paid to Directors**
$475

Benedict M. Smith
Director

Aggregate Compensation from Fund*
$475

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from Fund and Complex Paid to Directors**
$475

Luke E. Sims
Director

Aggregate Compensation from Fund*
$475

Pension or Retirement Benefits Accrued as Part of Fund Expenses
None

Estimated Annual Benefits Upon Retirement
None

Total Compensation from Fund and Complex Paid to Directors**
$475

*All amounts shown are for service as a director

**The Fund is not part of any fund complex.


(15)


NAIC Growth Fund, Inc.
Board of Directors

Thomas E. O'Hara
Chairman,
Highland Beach, FL

Lewis A. Rockwell
Secretary,
Grosse Pointe Shores, MI

Kenneth S. Janke
President,
Bloomfield Hills, MI

Peggy L. Schmeltz
Director,
Bowling Green, OH

James M. Lane
Director,
Highland Beach, FL

Carl A. Holth
Director,
Clinton Twp., MI

Benedict J. Smith
Director,
Birmingham, MI

Luke E. Sims
Director,
Milwaukee, WI



Shareowner Information

The ticker symbol for the NAIC Growth Fund, Inc., on the
Chicago Stock Exchange
is GRF.   You may wish to visit the Chicago Stock Exchange
web site at www.chicagostockex.com.

The dividend reinvestment plan allows shareowners to automatically reinvest dividends in Fund common stock without paying commissions. Once enrolled, you can make additional stock purchases through monthly cash deposits ranging from $50 to $1,000. For more information, request a copy of the Dividend Reinvestment Service for Stockholders of NAIC Growth Fund, Inc., from American Stock Transfer and Trust Company, P.O. Box 922 Wall Street Station, New york,
NY 10269,  Telephone 1-877-739-9994

Questions about dividend checks, statements, account consolidation, address changes, stock certificates or transfer procedures write American Stock Transfer and Trust Company,
P.O. Box 922 Wall Street Station, New york, NY 10269,
Telephone 1-877-739-9994


The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form
N-Q are available on the Commission's website at http://sec.gov, on the Fund's website at http://www.naicgrowthfund.com under the heading "SEC
Edgar Filings" and upon request by calling 1-877-275-6242.
The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference
Room may obtained by calling 1-800-SEC-0330.


(16)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 877-
275-6242; (2) on the Fund's website at
www.naicgrowthfund.com; and (3) on the Securities and Exchange Commission website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, 2005 is available (1) without charge, upon request by calling 1-877-275-6242 or on the Fund's website at http://www.naicgrowthfund.com and (2) on the Commission's website at http://www.sec.gov.

Shareowners or individuals wanting general information or having questions, write NAIC Growth Fund, Inc., P.O. Box
220, Royal Oak, Michigan 48068. Telephone 877-275-6242 or visit us at our website at www.naicgrowthfund.com.

(17)


ITEM 2. CODE OF ETHICS.

Not required for the semi-annual report

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for the semi-annual report

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for the semi-annual report

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for the semi-annual report

ITEM 6. Schedule of Investments

The Fund's schedule of investments is included as part of the report to shareholders filed under Item 1 of the this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not required for the semi-annual report.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
	INVESTMENT COMPANIES

Not required for this semi-annual report.


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
	INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

     (i) As of August 4, 2005, an evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed under the supervision and with the participation of the registrant's
President (Principal Executive Officer) and Accountant
(person performing the functions of the Principal Financial
Officer).  Based on that evaluation, the registrant's
President and Accountant concluded that the registrant's controls and procedures are effectively designed to insure that information required to be disclosed by the registrant in this Form N-CSR is recorded, processed, summarized and reported within the time periods required by the Commission's rules and forms, and that information required to be disclosed in the reports that the registrant files a Form N-CSR is accumulated and communicated to the registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

     (ii) There has been no change in the registrants's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS:

(A)(1) 	Not applicable.

(A)(2) Separate certification of principal executive officer and principal financial officer as required by Rule 30a-2 under the Act.

(A)(3)	Not applicable.

(B)	Certification Pursuant to 18 U.S.C. Section 1350.




                         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAIC GROWTH FUND, INC.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    President

Date: August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    President

Date: August 25, 2004

By: /s/ Calvin George
    ---------------------
    Calvin George
    Accountant (Principal Financial Officer)

Date: August 26, 2005